UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment [   ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: InR Advisory Services, LLC
Address: 115 W. State Street, Suite 300
         Media, Pennsylvania 19063


Form 13F File Number: 028-15001

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Michael Glackin
Title: Chief Compliance Officer
Phone: (610) 891-1677


Signature, Place, and Date of Signing:


 Michael Glackin          Media, Pennsylvania        November 12, 2012
---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: none

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     0
                                                  ------------------------

Form 13F Information Table Entry Total:               72
                                                  ------------------------

Form 13F Information Table Value Total:
                                                     $320468 (x thousand)
                                                  ------------------------

List of Other Included Managers:


D

                            Name of Reporting Manager
                           Form 13F Information Table





FORM 13F INFORMATION TABLE

    COLUMN 1                     COLUMN 2          COLUMN 3   COLUMN 4     COLUMN 5         COLUMN 6   COLUMN 7     COLUMN 8
                                 TITLE OF                      VALUE     SHRS OR SH/ PUT/  INVESTMENT   OTHER   VOTING AUTHORITY
NAME OF ISSUER                   CLASS              CUSIP     (X$1000)   PRN AMT PRN CALL  DISCRETION  MANAGERS SOLE  SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN CAPITAL AGENCY CORP     COM               02503X105      17      500SH             SOLE                              500
AT&T INC                         COM               00206R102     813    21560SH             SOLE                            21560
BANK OF AMERICA CORPORATION      COM                60505104    1142   129342SH             SOLE                           129342
CBRE CLARION GLOBAL REAL EST     COM               12504G100       6      700SH             SOLE                              700
CEL-SCI CORP                     COM NEW           150837409       0      150SH             SOLE                              150
CISCO SYS INC                    COM               17275R102       4      200SH             SOLE                              200
CITIGROUP INC                    COM NEW           172967424     867    26502SH             SOLE                            26502
CLEARWIRE CORP NEW               CL A              18538Q105       0      250SH             SOLE                              250
CNB FINL CORP PA                 COM               126128107       4      200SH             SOLE                              200
CONOCOPHILLIPS                   COM               20825C104       1       10SH             SOLE                               10
DISCOVER FINL SVCS               COM               254709108       4      113SH             SOLE                              113
DU PONT E I DE NEMOURS & CO      COM               263534109     789    15687SH             SOLE                            15687
EASTMAN KODAK CO                 COM               277461109      19   103227SH             SOLE                           103227
FACEBOOK INC                     CLA               30303M102       6      300SH             SOLE                              300
FAIRPOINT COMMUNICATIONS INC     COM               305560104       0        3SH             SOLE                                3
GENERAL ELECTRIC CO              COM               369604103    1049    46210SH             SOLE                            46210
GOLDEN MINERALS CO               COM               381119106       0       85SH             SOLE                               85
HEWLETT PACKARD CO               COM               428236103     458    26857SH             SOLE                            26857
ICG GROUP INC                    COM               44928D108       0        1SH             SOLE                                1
IDEARC INC                       COM               451663108       0       15SH             SOLE                               15
INTEL CORP                       COM               458140100     743    32787SH             SOLE                            32787
INTERNATIONAL BUSINESS MACHS     COM               459200101      41      199SH             SOLE                              199
INTL PAPER CO                    COM               460146103     911    25071SH             SOLE                            25071
ISHARES INC                      MSCI BRAZIL       464286400       9      158SH             SOLE                              158
ISHARES TR                       BARCLYS TIPS BD   464287176     425     3490SH             SOLE                             3490
ISHARES TR                       CORE S&P MCP ETF  464287507      49      492SH             SOLE                              492
ISHARES TR                       CORE S&P SCP ETF  464287804      21      272SH             SOLE                              272
ISHARES TR                       CORE TOTUSBD ETF  464287226    2171    19307SH             SOLE                            19307
ISHARES TR                       DJ US TECH SEC    464287721      13      168SH             SOLE                              168
ISHARES TR                       FTSE CHINA 25 IDX 464287184       7      202SH             SOLE                              202
ISHARES TR                       HIGH YLD CORP     464288513    7527    81552SH             SOLE                            81552
ISHARES TR                       MSCI EAFE INDEX   464287465     753    14206SH             SOLE                            14206
ISHARES TR                       NASDQ BIO INDX    464287556      38      270SH             SOLE                              270
ISHARES TR                       RUSSELL1000GRW    464287614      91     1364SH             SOLE                             1364
ISHARES TR                       RUSSELL1000VAL    464287598      77     1070SH             SOLE                             1070
JPMORGAN CHASE & CO              COM               46625H100     936    23134SH             SOLE                            23134
MERCK & CO INC NEW               COM               58933Y105     898    19923SH             SOLE                            19923
MICROSOFT CORP                   COM               594918104      20      678SH             SOLE                              678
MORGAN STANLEY                   COM NEW           617446448       4      226SH             SOLE                              226
PFIZER INC                       COM               717081103     878    35341SH             SOLE                            35341
PHILIP MORRIS INTL INC           COM               718172109     830     9228SH             SOLE                             9228
PHILLIPS 66                      COM               718546104       0        5SH             SOLE                                5
POWERSHARES ETF TRUST            BASIC MAT SECT    73935X427      15      400SH             SOLE                              400
POWERSHARES QQQ TRUST            UNIT SER 1        73935A104       2       24SH             SOLE                               24
SAFEGUARD SCIENTIFICS INC        COM NEW           786449207       0       10SH             SOLE                               10
SIRIUS XM RADIO INC              COM               82967N108       2      900SH             SOLE                              900
SPDR GOLD TRUST                  GOLD SHS          78463V107       6       35SH             SOLE                               35
VANGUARD BD INDEX FD INC         TOTAL BND MRKT    921937835   77561   910871SH             SOLE                           910871
VANGUARD INDEX FDS               GROWTH ETF        922908736   48048   663646SH             SOLE                           663646
VANGUARD INDEX FDS               LARGE CAP ETF     922908637     453     6896SH             SOLE                             6896
VANGUARD INDEX FDS               MID CAP ETF       922908629   19660   242232SH             SOLE                           242232
VANGUARD INDEX FDS               REIT ETF          922908553   10316   158778SH             SOLE                           158778
VANGUARD INDEX FDS               SM CP VAL ETF     922908611     128     1774SH             SOLE                             1774
VANGUARD INDEX FDS               SMALL CP ETF      922908751   19724   246118SH             SOLE                           246118
VANGUARD INDEX FDS               SML CP GRW ETF    922908595     149     1690SH             SOLE                             1690
VANGUARD INDEX FDS               TOTAL STK MKT     922908769     344     4668SH             SOLE                             4668
VANGUARD INDEX FDS               VALUE ETF         922908744   46365   789599SH             SOLE                           789599
VANGUARD INTL EQUITY INDEX F     ALLWRLD EX US     922042775   60125  1399548SH             SOLE                          1399548
VANGUARD INTL EQUITY INDEX F     MSCI EMR MKT ETF  922042858   13553   324860SH             SOLE                           324860
VANGUARD INTL EQUITY INDEX F     MSCI EUROPE ETF   922042874      56     1241SH             SOLE                             1241
VANGUARD INTL EQUITY INDEX F     MSCI PAC ETF      922042866      25      501SH             SOLE                              501
VANGUARD INTL EQUITY INDEX F     TT WRLD ST ETF    922042742      13      268SH             SOLE                              268
VANGUARD SCOTTSDALE FDS          INT-TERM CORP     92206C870    1117    12738SH             SOLE                            12738
VANGUARD SCOTTSDALE FDS          SHRT-TERM CORP    92206C409     655     8158SH             SOLE                             8158
VANGUARD SPECIALIZED PORTFOL     DIV APP ETF       921908844     201     3373SH             SOLE                             3373
VANGUARD TAX MANAGED INTL FD     MSCI EAFE ETF     921943858       4      128SH             SOLE                              128
VANGUARD WHITEHALL FDS INC       HIGH DIV YLD      921946406      97     1922SH             SOLE                             1922
VECTOR GROUP LTD                 COM               92240M108      24     1473SH             SOLE                             1473
WEIS MKTS INC                    COM               948849104       4      100SH             SOLE                              100
WISDOMTREE TRUST                 DRYFS CURR ETF    97717W133      26     1244SH             SOLE                             1244
WISDOMTREE TRUST                 EMERG MKTS ETF    97717W315      58     1087SH             SOLE                             1087
WISDOMTREE TRUST                 EQTY INC ETF      97717W208     116     2450SH             SOLE                             2450
